Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Reimbursement payables	1,240	995	139
Deferred income	200	1,000	140
Social welfare payables	346	312	44
Deposit	99	99	14
Maintenance fee payables	455	455	64
Accrued IPO expenses	2,721	-	-
Consulting and professional service	-	505	70
Others	556	424	58
	5,617	3,790	529